Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

The components of intangible assets are as follows:

	2020	2019
Software	$1,980,000	$1,408,000
Accumulated amortization	(1,063,000)	(539,000)
Intangible assets, net	$917,000	$869,000

The carve-out statements of operations include both amortization expense directly identifiable as BIGtoken’s and allocated amortization expense from SRAX, Inc. The following table summarizes BIGtoken’s amortization expense for the periods indicated:

	2020	2019
Directly identifiable as BIGtoken’s	$524,000	$348,000
Allocated from SRAX, Inc.	349,000	510,000
Amortization expense	$873,000	$858,000

As of December 31, 2020 estimated amortization expense related to finite-lived intangibles for future years was as follows:

2021	518,000
2022	312,000
2023	87,000
Total estimated amortization expense	$917,000

As of December 31, 2020 and 2019, goodwill was $5,445,000 and there were no additions or impairments during the years ended December 31, 2020 and 2019.